Property, Plant and Equipment - Disclosure of Gold Resource Value Assumptions (Details) - $ / oz	Jun. 30, 2024	Jun. 30, 2022
South Africa | Surface resources
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Measured		30.00
Indicated		17.50
Inferred		8.00
South Africa | Underground resources
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Measured	16.50	16.50
Indicated	9.00	9.00
Inferred	3.60	3.60
Hidden Valley | Surface resources
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Indicated		9.00